Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)		Mar. 31, 2016 USD ($)		Mar. 31, 2015 INR (₨)		Mar. 31, 2014 INR (₨)		Mar. 31, 2016 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	₨ 47,334.1		$ 714.5		₨ 42,613.2		₨ 33,694.2
Write-offs	(20,218.6)		(305.2)		(19,804.0)		(14,909.1)
Net allowance for credit losses	30,244.6	[1]	456.5	[1]	24,524.9	[2]	23,828.1	[3]
Allowance for credit losses, end of the period	57,360.1		$ 865.8		47,334.1		42,613.2
Allowance for credit losses:
Allowance individually evaluated for impairment	7,413.4				8,083.8		7,316.1		$ 111.9
Allowance collectively evaluated for impairment	49,946.7				39,250.3		35,297.1		753.9
Loans:
Loans individually evaluated for impairment	15,559.7				13,489.6		8,758.2		234.9
Loans collectively evaluated for impairment	4,977,274.7				3,929,959.5		3,219,503.1		$ 75,128.6
Specific allowance for credit losses | Retail Loans | Auto loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	1,226.0				796.1		556.7
Write-offs	(3,581.4)				(2,858.9)		(2,150.4)
Net allowance for credit losses	4,456.5	[1]			3,288.8	[2]	2,389.8	[3]
Allowance for credit losses, end of the period	2,101.1				1,226.0		796.1
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	2,101.1				1,226.0		796.1
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	4,494.5				2,718.7		1,845.2
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	1,634.0				1,267.3		1,067.1
Write-offs	(8,296.6)				(7,418.1)		(5,748.9)
Net allowance for credit losses	9,301.2	[1]			7,784.8	[2]	5,949.1	[3]
Allowance for credit losses, end of the period	2,638.6				1,634.0		1,267.3
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	2,638.6				1,634.0		1,267.3
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	4,441.6				2,648.4		1,984.4
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	7,105.6				5,598.1		5,058.2
Write-offs	(686.1)				(380.8)		(93.7)
Net allowance for credit losses	4,198.0	[1]			1,888.3	[2]	633.6	[3]
Allowance for credit losses, end of the period	10,617.5				7,105.6		5,598.1
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	10,617.5				7,105.6		5,598.1
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	15,486.0				10,012.5		7,104.6
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	3,630.6				3,472.9		2,094.4
Write-offs	(3,065.1)				(4,327.8)		(5,014.1)
Net allowance for credit losses	3,311.2	[1]			4,485.5	[2]	6,392.6	[3]
Allowance for credit losses, end of the period	3,876.7				3,630.6		3,472.9
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	3,876.7				3,630.6		3,472.9
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	5,150.7				5,559.4		6,207.8
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	127.4				116.7		185.0
Write-offs	(29.0)				(9.2)		(21.3)
Net allowance for credit losses	312.0	[1]			19.9	[2]	(47.0)	[3]
Allowance for credit losses, end of the period	410.4				127.4		116.7
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	410.4				127.4		116.7
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	1,068.6				242.7		205.8
Specific allowance for credit losses | Retail Loans | Other Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	2,901.6				2,082.0		1,751.0
Write-offs	(1,818.4)				(1,328.8)		(1,166.2)
Net allowance for credit losses	2,867.2	[1]			2,148.4	[2]	1,497.2	[3]
Allowance for credit losses, end of the period	3,950.4				2,901.6		2,082.0
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	3,950.4				2,901.6		2,082.0
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,781.6				4,653.5		3,580.5
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	8,083.8				7,316.1		5,754.5
Write-offs	(2,742.0)				(3,480.4)		(714.5)
Net allowance for credit losses	2,071.6	[1]			4,248.1	[2]	2,276.1	[3]
Allowance for credit losses, end of the period	7,413.4				8,083.8		7,316.1
Allowance for credit losses:
Allowance individually evaluated for impairment	7,413.4				8,083.8		7,316.1
Allowance collectively evaluated for impairment	0.0				0.0		0.0
Loans:
Loans individually evaluated for impairment	15,559.7				13,489.6		8,758.2
Loans collectively evaluated for impairment	0.0				0.0		0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	19,376.7				19,225.5		14,731.6
Net allowance for credit losses	3,171.9	[1]			151.2	[2]	4,493.9	[3]
Allowance for credit losses, end of the period	22,548.6				19,376.7		19,225.5
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	22,548.6				19,376.7		19,225.5
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	3,421,142.7				2,695,153.3		2,167,409.4
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	3,248.4				2,738.5		2,495.7
Net allowance for credit losses	555.0	[1]			509.9	[2]	242.8	[3]
Allowance for credit losses, end of the period	3,803.4				3,248.4		2,738.5
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	3,803.4				3,248.4		2,738.5
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	₨ 1,518,709.0				₨ 1,208,971.0		₨ 1,031,165.4

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 8,713.3 million (US$ 131.5)
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 7,524.7 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 6,400.0 million.